Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,700,030.32

Principal:
Principal Collections	$20,284,094.87
Prepayments in Full	$13,339,611.73
Liquidation Proceeds	$819,878.62
Recoveries	$123,887.04
Sub Total	$34,567,472.26
Collections	$37,267,502.58

Purchase Amounts:
Purchase Amounts Related to Principal	$521,900.91
Purchase Amounts Related to Interest	$2,505.14
Sub Total	$524,406.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,791,908.63

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$37,791,908.63
Servicing Fee	$603,289.82	$603,289.82	$0.00	$0.00	$37,188,618.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,188,618.81
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$37,188,618.81
Interest - Class A-3 Notes	$227,398.55	$227,398.55	$0.00	$0.00	$36,961,220.26
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$36,813,661.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,813,661.93
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$36,730,175.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,730,175.85
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$36,660,842.52
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,660,842.52
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$36,563,175.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,563,175.85
Regular Principal Payment	$33,419,886.22	$33,419,886.22	$0.00	$0.00	$3,143,289.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,143,289.63
Residuel Released to Depositor	$0.00	$3,143,289.63	$0.00	$0.00	$0.00
Total		$37,791,908.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,419,886.22
Total					$33,419,886.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,419,886.22	$50.79	$227,398.55	$0.35	$33,647,284.77	$51.14
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$33,419,886.22	$16.38	$625,442.96	$0.31	$34,045,329.18	$16.69

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$378,997,586.43	0.5759842	$345,577,700.21	0.5251941
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$696,057,586.43	0.3412281	$662,637,700.21	0.3248447

Pool Information
Weighted Average APR	4.564%	4.563%
Weighted Average Remaining Term	37.24	36.36
Number of Receivables Outstanding	45,966	44,917
Pool Balance	$723,947,785.42	$688,575,850.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$696,522,029.50	$662,637,700.21
Pool Factor	0.3482268	0.3312125

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$25,938,149.92
Targeted Overcollateralization Amount	$25,938,149.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,938,149.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	26

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		123	$406,449.16
(Recoveries)		176	$123,887.04
Net Losses for Current Collection Period			$282,562.12
Cumulative Net Losses Last Collection Period			$10,685,374.24
Cumulative Net Losses for all Collection Periods			$10,967,936.36

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.47%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.16%	795	$14,845,106.94
61-90 Days Delinquent	0.23%	84	$1,572,629.02
91-120 Days Delinquent	0.07%	25	$497,672.94
Over 120 Days Delinquent	0.21%	71	$1,422,799.56
Total Delinquent Receivables	2.66%	975	$18,338,208.46

Repossession Inventory:
Repossessed in the Current Collection Period		46	$852,849.19
Total Repossessed Inventory		66	$1,290,972.21

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6591%
Preceding Collection Period			0.3496%
Current Collection Period			0.4801%
Three Month Average			0.4962%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3249%
Preceding Collection Period			0.3720%
Current Collection Period			0.4007%
Three Month Average			0.3659%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer